Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
ASSETS
Cash and due from banks	$ 6,874	$ 8,556
Interest-bearing deposits with banks	103,324	137,294
Cash and interest bearing deposits with banks	110,198	145,850
Trading loans, securities, and other (Note 4)	157,539	143,726
Non-trading financial assets at fair value through profit or loss (Note 4)	8,546	10,946
Derivatives (Note 4)	75,212	103,873
Financial assets designated at fair value through profit or loss (Note 4)	5,237	5,039
Financial assets at fair value through other comprehensive income (Note 4)	74,009	69,675
Total Trading and Non Trading Financial Assets	320,543	333,259
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	330,891	342,774
Securities purchased under reverse repurchase agreements	198,076	160,167
Loans (Notes 4, 6)
Residential mortgages	300,255	293,924
Consumer instalment and other personal	207,610	206,152
Credit card	36,508	36,010
Business and government	311,889	301,389
Total loans	856,262	837,475
Allowance for loan losses (Note 6)	(6,644)	(6,432)
Loans, net of allowance for loan losses	849,618	831,043
Other
Customers' liability under acceptances	19,558	19,733
Investment in Schwab (Note 7)	9,119	8,088
Goodwill (Note 9)	18,183	17,656
Other intangibles	2,715	2,303
Land, buildings, equipment, and other depreciable assets	9,364	9,400
Deferred tax assets	3,065	2,193
Amounts receivable from brokers, dealers, and clients	28,036	19,760
Other assets (Note 10)	27,086	25,302
Total other miscellaneous assets	117,126	104,435
Total assets	1,926,452	1,917,528
LIABILITIES
Trading deposits (Notes 4, 11)	25,077	23,805
Derivatives (Note 4)	63,706	91,133
Securitization liabilities at fair value (Note 4)	12,832	12,612
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	201,061	162,786
Total financial liabilities other than non-trading deposits and other	302,676	290,336
Deposits (Notes 4, 11)
Personal	628,867	660,838
Banks	49,283	38,263
Business and government	511,220	530,869
Total deposits, other than trading	1,189,370	1,229,970
Other
Acceptances	19,558	19,733
Obligations related to securities sold short (Note 4)	48,797	45,505
Obligations related to securities sold under repurchase agreements	146,959	128,024
Securitization liabilities at amortized cost (Note 4)	14,756	15,072
Amounts payable to brokers, dealers, and clients	26,783	25,195
Insurance-related liabilities	7,295	7,468
Other liabilities (Note 12)	42,778	33,552
Total other miscellaneous liabilities	306,926	274,549
Subordinated notes and debentures (Note 4)	11,366	11,290
Total liabilities	1,810,338	1,806,145
EQUITY
Contributed surplus	161	179
Retained earnings	74,849	73,698
Accumulated other comprehensive income (loss)	4,108	1,988
Total equity	116,114	111,383
Total liabilities and equity	1,926,452	1,917,528
Common shares [member]
EQUITY
Issued capital (Note 13)	25,852	24,363
Treasury shares (Note 13)	(99)	(91)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital (Note 13)	11,253	11,253
Treasury shares (Note 13)	(10)	(7)
Schwab [member]
Other
Investment in Schwab (Note 7)	$ 9,119	$ 8,088